Revision and Immaterial Correction of an Error in Previously Issued Financial Statements (FY) (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Consolidated Balance Sheet [Abstract]
Cash and cash equivalents	$ 4,930				$ 4,930		$ 17,737	$ 8,742
Marketable securities	0				0		569	15,463
Total current assets	9,638				9,638		22,769	28,126
Consolidated Statement of Operations and Comprehensive Loss [Abstract]
Other income (expense)	(204)			$ 52	98	$ 14	75	(19)
Unrealized gains (losses) on marketable securities	0	$ (61)	$ 6				80	(24)
Total comprehensive loss								(43)
Consolidated Statement of Cash Flows [Abstract]
Net realized and unrealized gains on marketable securities							124	13
Net cash used in operating activities								13
Purchases of marketable securities							0	(18,850)
Proceeds from sale of marketable securities					578	0	14,850	3,350
Net cash provided (used) in investing activities								(15,500)
Cash and cash equivalents - beginning of period			$ 17,737		17,737	8,742	8,742	14,437
Cash and cash equivalents - end of period	$ 4,930			$ 12,053	$ 4,930	12,053	17,737	8,742
As Reported [Member]
Consolidated Balance Sheet [Abstract]
Cash and cash equivalents								24,205
Marketable securities								0
Total current assets								28,126
Consolidated Statement of Operations and Comprehensive Loss [Abstract]
Other income (expense)								(43)
Unrealized gains (losses) on marketable securities								0
Total comprehensive loss								(43)
Consolidated Statement of Cash Flows [Abstract]
Net realized and unrealized gains on marketable securities								0
Net cash used in operating activities								0
Purchases of marketable securities								0
Proceeds from sale of marketable securities								0
Net cash provided (used) in investing activities								0
Cash and cash equivalents - beginning of period						24,205	24,205	14,437
Cash and cash equivalents - end of period								24,205
Adjustment [Member]
Consolidated Balance Sheet [Abstract]
Cash and cash equivalents								(15,463)
Marketable securities								15,463
Total current assets								0
Consolidated Statement of Operations and Comprehensive Loss [Abstract]
Other income (expense)								24
Unrealized gains (losses) on marketable securities								(24)
Total comprehensive loss								0
Consolidated Statement of Cash Flows [Abstract]
Net realized and unrealized gains on marketable securities								13
Net cash used in operating activities								13
Purchases of marketable securities								(18,850)
Proceeds from sale of marketable securities								3,350
Net cash provided (used) in investing activities								(15,500)
Cash and cash equivalents - beginning of period						$ (15,463)	$ (15,463)	0
Cash and cash equivalents - end of period								$ (15,463)